Segment reporting	12 Months Ended
Sep. 30, 2021
Segment reporting
Segment reporting

Note 20 – Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments, and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker makes operating decisions and assesses performance solely based on activated carbon sales orders received. In addition, the production of activated carbon and the biomass electricity are one integrated process and inseparable. Therefore, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories for the fiscal years ended September 30, 2021, 2020, and 2019, respectively:

	For the years ended September 30,
	2021	2020	2019
Activated carbon	$19,573,266	$12,099,457	$10,491,592
Biomass electricity	143,240	255,678	195,721
Technical service	130,415	121,179	205,851
Total	$19,846,921	$12,476,314	$10,893,164

All of the Company’s long-lived assets are located in the PRC. All of the Company’s products are sold in the PRC.